Statement of Operations - USD ($)			3 Months Ended	9 Months Ended			12 Months Ended
		Jan. 22, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Revenues					$ 111,853,000	$ 86,344,000	$ 121,796,000	$ 76,227,000
Operating Expenses [Abstract]
Provision for unrecoverable advances					21,693,000	14,311,000	25,539,000	19,688,000
Processing And Servicing Fees					16,920,000	15,696,000	21,646,000	15,216,000
Advertising and marketing					38,844,000	22,642,000	38,019,000	22,934,000
Compensation expense					34,685,000	14,898,000	22,210,000	9,242,000
Other operating expenses					31,987,000	10,032,000	15,763,000	7,370,000
Total operating expenses					144,129,000	77,579,000	123,177,000	74,450,000
Other expense:
Interest earned on marketable securities held in Trust Account					(610,000)	(339,000)	(409,000)	(429,000)
Gain on conversion of 2018 convertible note							0	(841,000)
Derivative liability							0	536,000
Interest expense					1,494,000	3,000	17,000	852,000
Legal settlement and litigation expenses					952,000	948,000	4,467,000	327,000
Other strategic financing and transactional expenses					253,000	1,305,000	1,356,000	0
Derivative asset on loans to stockholders					(33,043,000)	0
Changes in fair value of warrant liability					3,480,000	0
Other expense, net					(27,474,000)	1,917,000	5,431,000	445,000
Net (loss) income before provision for income taxes					(4,802,000)	6,848,000	(6,812,000)	1,332,000
Provision for income taxes					(1,000)	(20,805,000)	145,000	545,000
Net loss					$ (4,801,000)	$ 27,653,000	$ (6,957,000)	$ 787,000
Net (loss) income per share:
Basic					$ (0.05)	$ 0.08	$ (0.08)	$ 0.00
Diluted					$ (0.05)	$ 0.08	$ (0.08)	$ 0.00
Weighted-average shares used to compute net income (loss) per share
Basic					100,176,295	88,943,115	90,986,048	76,918,167
Diluted					100,176,295	99,364,554	90,986,048	247,773,816
Service Based Revenue [Member]
Revenues [Abstract]
Revenues					$ 104,142,000	$ 85,614,000	$ 120,595,000	$ 76,194,000
Transaction Based Revenue [Member]
Revenues [Abstract]
Revenues					$ 7,711,000	$ 730,000	$ 1,201,000	$ 33,000
VPC Impact Acquisition Holdings III, Inc [Member]
Formation and operational costs		$ 604	$ 1,319,447	$ 3,401,685
Loss from operations			(1,319,447)	(3,401,685)
Other expense:
Transaction costs allocated to warrant liabilities			0	(600,571)
Interest earned on marketable securities held in Trust Account			3,266	16,166
Changes in fair value of warrant liability			(1,360,659)	(3,819,820)
Other expense, net			(1,357,393)	(4,404,225)
Net loss		$ (604)	$ (2,676,840)	$ (7,805,910)
Weighted average shares outstanding	[1]	5,625,000
Basic and diluted net income (loss) per share		$ 0.00
Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Other expense:
Weighted average shares outstanding			25,376,598	20,481,452
Basic and diluted net income (loss) per share			$ (0.08)	$ (0.29)
Class B [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Other expense:
Weighted average shares outstanding	[2]		6,344,150	6,207,710
Basic and diluted net income (loss) per share			$ (0.08)	$ (0.29)

[1]	Excludes 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).
[2]	In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining overallotment option on March 9, 2021, 124,600 Founder Shares were forfeited and 719,150 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 6,344,150 Founder Shares outstanding at September 30, 2021. These shares were excluded from the calculation of weighted average shares outstanding until they were no longer subject to forfeiture. If forfeited, they have been excluded from the calculation of weighted average shares outstanding.